Other Income	6 Months Ended
Jun. 30, 2024
Other Income [Abstract]
Other income
6.	Other income

	For the three months ended June 30,		For the six months ended June 30
	2024 (unaudited)	2023 (unaudited)	2024 (unaudited)	2023 (unaudited)
	(in €)
Other income
Income from government grants	—	4,874,934	—	12,609,789
Other	16,730	7,974	53,023	19,307
Total	16,730	4,882,908	53,023	12,629,096

Other income for the three months ended June 30, 2024 amounted to €17 thousand (2023: €4.9 million) and for the six months ended June 30, 2024 amounted to €53 thousand (2023: €12.6 million). There was no income from government grants in 2024 due to the end of the grant period on June 30, 2023.